Leases (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Schedule of maturity of lease liability

Maturity of Lease Liability	Amount
2022 (remainder of the year)	$30,519
2023	10,177
Total undiscounted lease payments	40,696
Less: Imputed interest	(1,710)
Present value of lease liabilities	$38,986
Remaining lease term (in years)	1.00

Maturity of Lease Liability	Amount
2022	$41,688
2023	10,420
Total undiscounted lease payments	52,108
Less: Imputed interest	(2,677)
Present value of lease liabilities	$49,431
Remaining lease term (in years)	1.25